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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                      Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                        Pioneer Short Term Income Fund
                 SCHEDULE OF INVESTMENTS 11/30/06 (unaudited)

Principal
Amount                                                                Value
           ASSET BACKED SECURITIES - 5.7 %
           Banks - 1.3 %
           Thrifts & Mortgage Finance - 1.3 %
100,606    Greenpoint Mortgage Funding, Floating Rate Note, 4/15/30$  100,606
2,000,000  Home Equity Mortgage Trust, 5.321%, 4/25/35               1,977,300
 39,401    Nissan Auto Receivables Owner Trust, 2.7%, 12/17/07         39,327
500,000    Taganka Car Loan Finance Plc, Floating Rate Note, 11/14/   499,992
                                                                   $ 2,617,225
           Total Banks                                             $ 2,617,225
           Diversified Financials - 1.5 %
           Diversified Financial Services - 1.4 %
185,000    Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (144A)$  189,990
2,130,000  Hertz Vehicle Financing LLC, 2.38%, 5/25/08 (144A)        2,115,551
375,803    Power Receivables Finance, 6.29%, 1/1/12 (144A)            379,944
329,699    Volkswagon Auto Loan Trust, 2.94%, 3/22/10                 325,216
                                                                   $ 3,010,701
           Specialized Finance - 0.1 %
250,000    MBNA Credit Card Master Note, Floating Rate Note, 10/15/$  242,200
           Total Diversified Financials                            $ 3,252,901
           Government - 2.7 %
4,309,479  Federal Home Loan Mortgage Corp., 4.511%, 5/1/35        $ 4,304,564
1,120,400  Federal Home Loan Mortgage Corp., 6.134%, 10/1/31         1,134,373
                                                                   $ 5,438,937
           Total Government                                        $ 5,438,937
           TOTAL ASSET BACKED SECURITIES
           (Cost  $11,210,548)                                     $ 11,309,063
           COLLATERALIZED MORTGAGE OBLIGATIONS - 22.7 %
           Banks - 6.5 %
           Thrifts & Mortgage Finance - 6.5 %
1,207,562  ABN Amro Mortgage Corp., 4.75%, 5/25/18                 $ 1,189,314
4,103,887  Chase Mortgage Finance Corp., 6.0%, 1/25/34               4,118,289
3,500,000  GS Mortgage Securities Corp, 6.771%, 5/3/18               3,764,052
1,100,000  Popular ABS Mortgage Trust, 5.181%, 9/25/34               1,086,330
1,000,000  SBA CMBS Trust, 5.451%, 11/15/36                          1,012,484
1,773,356  Sequoia Mortgage Trust, 5.8325%, 2/20/35                  1,778,270
                                                                   $ 12,948,739
           Total Banks                                             $ 12,948,739
           Diversified Financials - 11.1 %
           Investment Banking & Brokerage - 1.5 %
2,000,000  Bear Stearns Commercial Mortgage Security, 6.12%, 6/15/1$ 1,999,613
974,056    Lehman Brothers, Floating Rate Note, 5.56%, 9/15/21 (144   974,024
                                                                   $ 2,973,637
           Diversified Financial Services - 9.6 %
225,468    Bank of America Commercial Mortgage Inc., 7.109%, 11/15/$  228,281
1,772,224  Bank of America Mortgage Securities, 4.0%, 4/25/34        1,750,913
334,321    CS First Boston Mortgage Security, 7.24%, 6/20/29          333,834
5,252,349  J.P. Morgan Alternative Loan Trust, 5.63%, 8/25/36        5,251,432
2,181,741  LB-UBS Commercial Mortgage, 6.27%, 6/15/20                2,211,742
3,774,924  Residential Accredit Loans, Inc., 5.7412%, 9/25/35        3,788,055
1,293,157  Residential Accredit Loans, Inc., 6.6352%, 7/25/33        1,293,051
                                                                   $ 14,857,308
           Total Diversified Financials                            $ 17,830,945
           Government - 7.2 %
           Government - 7.2 %
443,275    Fannie Mae, 4.0%, 11/25/14                              $  435,480
817,905    Fannie Mae, 5.0%, 1/25/25                                  814,288
2,000,000  Fannie Mae, 5.5%, 5/25/14                                 2,003,019
902,452    Fannie Mae, 6.0%, 6/25/16                                  909,251
221,054    Fannie Mae, 4.0%, 12/25/20                                 219,676
138,571    Fannie Mae, 4.5%, 3/25/16                                  136,852
 33,812    Fannie Mae, 6.0%, 3/25/31                                   33,741
920,133    Fannie Mae, 6.0%, 6/25/36                                  927,411
198,167    Federal Home Loan Bank, 4.84%, 1/25/12                     200,168
1,694,317  Federal Home Loan Mortgage Association, 6.0%, 4/25/36     1,690,316
896,602    Federal Home Loan Mortgage Corp., 5.125%, 12/15/13         891,679
908,766    Federal Home Loan Mortgage Corp., 5.5%, 12/15/18           911,340
143,898    Federal Home Loan Mortgage Corp., 5.5%, 7/15/17            143,706
542,024    Federal Home Loan Mortgage Corp., 5.875%, 5/15/16          545,935
869,260    Federal National Mortgage Association, 5.0%, 8/25/15       864,260
 38,381    Freddie Mac, 3.5%, 12/15/10                                 38,193
126,467    Freddie Mac, 4.0%, 12/15/12                                122,450
385,826    Freddie Mac, 4.0%, 12/15/16                                375,898
 51,710    Freddie Mac, 4.0%, 4/15/21                                  51,508
125,521    Freddie Mac, 4.0%, 4/15/22                                 122,332
 47,828    Freddie Mac, 4.5%, 11/15/09                                 47,683
 69,288    Freddie Mac, 4.5%, 6/15/14                                  68,496
1,158,264  Freddie Mac, 5.0%, 8/15/23                                1,154,046
440,315    Freddie Mac, 5.5%, 6/15/32                                 440,941
 34,411    Freddie Mac, 6.0%, 6/15/23                                  34,405
440,315    Freddie Mac, 6.0%, 6/15/32                                 445,576
718,115    Freddie Mac, 6.1%, 9/15/18                                 719,691
                                                                   $ 14,348,341
           Total Government                                        $ 14,348,341
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost  $44,976,358)                                     $ 45,128,025
           CORPORATE BONDS - 21.1 %
           Energy - 1.7 %
           Integrated Oil & Gas - 0.1 %
250,000    Occcidental Petroleum, 4.0%, 11/30/07                   $  247,175
           Oil & Gas Equipment And Services - 0.2 %
200,000    Cooper Cameron Corp., 2.65%, 4/15/07                    $  197,929
1,500,000  Sevan Marine, 9.0%, 3/31/08                                249,988
                                                                   $  447,917
           Oil & Gas Exploration & Production - 0.7 %
225,000    Ocean Energy, Inc., 4.375%, 10/1/07                     $  223,173
1,140,000  Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144A)     1,109,551
                                                                   $ 1,332,724
           Oil & Gas Refining & Marketing - 0.7 %
300,000    Enterprise Products, 4.0%, 10/15/07                     $  296,149
1,000,000  Semco Energy, Inc., 7.125%, 5/15/08                       1,001,927
                                                                   $ 1,298,076
           Total Energy                                            $ 3,325,892
           Materials - 0.3 %
           Diversified Chemical - 0.1 %
200,000    ICI Wilmington, 4.375%, 12/1/08                         $  196,848
           Paper Packaging - 0.2 %
 62,000    Abitibi-Consolidated, Inc., 6.95%, 12/15/06             $   62,000
300,000    Sealed Air Corp., 5.375%, 04/15/08 (144A)                  299,345
                                                                   $  361,345
           Total Materials                                         $  558,193
           Capital Goods - 2.5 %
           Building Products - 0.0 %
100,000    Builders Firstsource Inc., Floating Rate Note, 2/15/12  $   98,000
           Construction & Farm Machinery & Heavy Trucks - 0.4 %
225,000    Caterpillar Financial Service Corp., 3.8%, 2/8/08       $  221,398
500,000    Caterpillar Financial Services, 3.1%, 5/15/07              494,979
                                                                   $  716,377
           Industrial Conglomerates - 1.9 %
2,000,000  General Electric Capital Corp., 3.750%, 12/15/09        $ 1,934,482
1,000,000  General Electric Capital Corp., 5.5%, 11/15/11            1,004,085
250,000    General Electric Corp., 4.0%, 6/15/09                      244,564
500,000    General Electric Corp., 4.125%, 3/4/08                     494,116
                                                                   $ 3,677,247
           Trading Companies & Distributors - 0.2 %
500,000    GATX  Corp., 5.5%, 2/15/12                              $  502,380
           Total Capital Goods                                     $ 4,994,004
           Automobiles & Components - 0.4 %
           Automobile Manufacturers - 0.1 %
250,000    Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)          $  249,132
           Tires & Rubber - 0.3 %
550,000    Goodyear Tire & Rubber, 8.5%, 3/15/07                   $  554,125
           Total Automobiles & Components                          $  803,257
           Consumer Durables & Apparel - 0.6 %
           Home Furnishings - 0.4 %
750,000    Mohawk Industries, Inc., 5.75%, 1/15/11                 $  754,849
           Homebuilding - 0.1 %
250,000    Centex Corp., 4.75%, 1/15/08                            $  247,774
           Household Appliances - 0.1 %
200,000    Stanley Works, 3.5%, 11/1/07                            $  196,610
           Total Consumer Durables & Apparel                       $ 1,199,233
           Consumer Services - 1.1 %
           Hotels, Resorts & Cruise Lines - 0.1 %
225,000    Carnival Corp., 3.75%, 11/15/07                         $  221,863
           Restaurants - 0.9 %
2,000,000  McDonalds Corp., 3.875%, 8/15/07                        $ 1,976,424
           Total Consumer Services                                 $ 2,198,287
           Media - 0.3 %
           Broadcasting & Cable TV - 0.2 %
300,000    Cox Enterprises, 4.375%, 5/1/08 (144A)                  $  295,031
           Movies & Entertainment - 0.1 %
285,000    Walt Disney Co., 5.375%, 6/01/07                        $  285,247
           Total Media                                             $  580,278
           Retailing - 0.4 %
           General Merchandise Stores - 0.4 %
800,000    Target Corp., 3.375%, 3/1/2008                          $  782,341
           Total Retailing                                         $  782,341
           Food & Drug Retailing - 0.7 %
           Food Distributors - 0.7 %
200,000    Cadbury Schweppes US Financial, 3.875%, 10/1/08 (144A)  $  195,226
1,115,000  Sysco Corp., 7.25%, 4/15/2007                             1,122,070
                                                                   $ 1,317,296
           Total Food & Drug Retailing                             $ 1,317,296
           Food Beverage & Tobacco - 0.1 %
           Brewers - 0.1 %
250,000    Miller Brewing Co., 4.25%, 8/15/08 (144A)               $  246,146
           Total Food Beverage & Tobacco                           $  246,146
           Household & Personal Products - 1.0 %
           Household Products - 0.5 %
1,000,000  Procter & Gamble Co., 3.5%, 12/15/08                    $  971,341
           Personal Products - 0.5 %
1,000,000  Gillette Co., 2.5%, 6/1/08                              $  962,763
           Total Household & Personal Products                     $ 1,934,104
           Health Care Equipment & Services - 1.6 %
           Health Care Equipment - 0.6 %
1,000,000  Becton Dickinson & Co., 7.15%, 10/1/09                  $ 1,054,868
           Managed Health Care - 1.0 %
1,035,000  United Health Group, 3.375%, 8/15/07                    $ 1,021,049
1,000,000  United Health Group, 5.2%, 1/17/07                         999,648
                                                                   $ 2,020,697
           Total Health Care Equipment & Services                  $ 3,075,565
           Pharmaceuticals & Biotechnology - 0.5 %
           Pharmaceuticals - 0.5 %
1,100,000  Glaxosmithline Capital Plc, 2.375%, 4/16/07             $ 1,087,650
           Total Pharmaceuticals & Biotechnology                   $ 1,087,650
           Banks - 0.7 %
           Diversified Banks - 0.4 %
500,000    First Tennessee Bank, 5.316%, 12/8/08                   $  498,886
300,000    Popular North America, Inc., 3.875%, 10/1/08               292,604
                                                                   $  791,490
           Regional Banks - 0.3 %
510,000    Suntrust Bank, 6.9%, 7/1/2007                           $  514,569
           Total Banks                                             $ 1,306,059
           Diversified Financials - 3.2 %
           Asset Management & Custody Banks - 0.5 %
1,000,000  Bank of New York, 3.9%, 9/1/07                          $  990,775
           Consumer Finance - 0.4 %
 50,000    Ford Motor Credit Co., 4.95%, 1/15/08                   $   49,076
500,000    Household Finance Co., 4.125%, 11/16/09                    486,890
100,000    Household Finance Corp., Floating Rate Note, 8/15/08        99,230
100,000    SLM Corp., Floating Rate Note, 12/15/08                     99,844
                                                                   $  735,040
           Diversified Financial Services - 2.2 %
250,000    Citigroup Inc., Floating Rate Note, 3/16/12             $  249,909
200,000    John Deere Capital Corp., 3.875%, 3/7/07                   199,205
2,000,000  Premium Asset, 3.81%,10/8/09 (144A)                       2,002,574
1,000,000  SLM Corp., Floating Rate Note, 2/1/10                      962,000
1,000,000  USAA Cap Corp., 4.0%, 12/10/07                             986,530
                                                                   $ 4,400,218
           Specialized Finance - 0.1 %
250,000    CIT Group Inc., 3.65%, 11/23/07                         $  246,244
           Total Diversified Financials                            $ 6,372,277
           Insurance - 3.5 %
           Life & Health Insurance - 1.0 %
2,000,000  Protective Life, 4.0%, 10/7/09                          $ 1,946,686
           Property & Casualty Insurance - 2.5 %
2,000,000  Berkshire Hathway, Inc., 3.375%, 10/15/08               $ 1,939,138
1,000,000  Pacific Life, 3.75%, 1/15/09 (144A)                        975,449
2,000,000  St. Paul Travelers, 5.75%, 3/15/07                        2,002,628
                                                                   $ 4,917,215
           Total Insurance                                         $ 6,863,901
           Real Estate - 0.2 %
           Real Estate Investment Trusts- 0.2 %
315,000    Crescent Real Estate, 7.5%, 9/15/07                     $  317,362
           Total Real Estate                                       $  317,362
           Technology Hardware & Equipment - 0.1 %
           Computer Hardware - 0.1 %
200,000    Hewlett-Pack Co., 3.625%, 3/15/08                       $  195,602
           Technology Distributors - 0.0 %
 50,000    Arrow Electronics Inc., 7.0%, 1/15/07                   $   50,071
           Total Technology Hardware & Equipment                   $  245,673
           Semiconductors - 0.4 %
           Semiconductors - 0.4 %
750,000    Chartered Semiconductor, 5.75%, 8/3/10                  $  753,096
           Total Semiconductors                                    $  753,096
           Telecommunication Services - 1.4 %
           Integrated Telecom Services - 1.4 %
300,000    AT&T Corp., 7.75%, 3/1/07                               $  301,708
2,000,000  GTE California, Inc., 7.65%, 3/15/07                      2,012,200
250,000    Telecom Italia Capital, 4.0%, 11/15/08                     244,059
150,000    Telecom Italia Capital, 4.875%, 10/1/10                    147,145
                                                                   $ 2,705,112
           Wireless Telecommunication Services - 0.0 %
 50,000    Cingular Wireless LLC, 5.625%, 12/15/06                 $   50,001
           Total Telecommunication Services                        $ 2,755,113
           Utilities - 0.6 %
           Electric Utilities - 0.2 %
500,000    Entergy Gulf States, 3.6%, 6/1/08                       $  487,299
           Gas Utilities - 0.1 %
200,000    Panhandle Eastern Pipeline, 2.75%, 03/15/07             $  198,487
           Multi-Utilities - 0.3 %
500,000    Consolidated Edison Inc., 3.625%, 8/1/08                $  488,168
           Total Utilities                                         $ 1,173,954
           TOTAL CORPORATE BONDS
           (Cost  $42,340,361)                                     $ 41,889,681
           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.9 %
500,000    Fannie Mae, 3.31%, 1/26/07                              $  498,538
300,000    Fannie Mae, 4.0%, 6/29/07                                  297,895
1,000,000  Fannie Mae, 4.5%, 12/25/25                                 985,305
1,262,585  Fannie Mae, 5.0%, 7/25/15                                 1,255,156
1,500,000  Fannie Mae, 5.1%, 1/18/11                                 1,492,700
500,000    Fannie Mae, 5.375%, 3/13/09                                500,093
449,001    Fannie Mae, 6.0%, 6/25/29                                  458,051
100,000    Federal Home Loan Bank, 3.1%, 12/15/06                      99,918
500,000    Federal Home Loan Bank, 3.8%, 1/16/07                      499,097
1,000,000  Federal Home Loan Bank, 4.0%, 8/25/08                      985,646
250,000    Federal Home Loan Bank, 4.125%, 2/15/08                    247,528
250,000    Federal Home Loan Bank, 4.15%, 7/5/07                      248,507
1,000,000  Federal Home Loan Bank, 4.25%, 4/16/07                     996,478
1,500,000  Federal Home Loan Bank, 4.625%, 10/24/07                  1,493,151
500,000    Federal Home Loan Bank, 5.0%, 1/23/09                      499,801
2,500,000  Federal Home Loan Bank, 5.0%, 10/27/08                    2,488,100
500,000    Federal Home Loan Bank, 5.0%, 11/23/07                     499,162
1,000,000  Federal Home Loan Bank, 5.25%, 3/2/09                      999,853
1,000,000  Federal Home Loan Bank, 5.5%, 6/5/09                      1,002,069
1,500,000  Federal Home Loan Bank, 5.5%, 10/2/07                     1,500,557
1,000,000  Federal Home Loan Bank, 5.625%, 4/25/11                   1,005,129
1,000,000  Federal Home Loan Bank, 5.625%, 8/14/08                   1,000,947
 82,931    Federal Home Loan Corp., 4.5%, 11/1/07                      82,344
144,749    Federal Home Loan Corp., 5.5%, 12/1/08                     144,676
 21,307    Federal Home Loan Corp., 5.5%, 4/1/08                       21,310
166,219    Federal Home Loan Mortgage Corp., 3.0%, 8/1/10             157,642
1,976,938  Federal Home Loan Mortgage Corp., 4.0%, 12/1/07           1,955,070
210,958    Federal Home Loan Mortgage Corp., 4.5%, 3/1/08             209,307
212,147    Federal Home Loan Mortgage Corp., 4.5%, 4/1/08             210,441
466,385    Federal Home Loan Mortgage Corp., 4.5%, 9/1/09             458,794
986,648    Federal Home Loan Mortgage Corp., 4.5%, 9/1/12             968,407
612,312    Federal Home Loan Mortgage Corp., 5.0%, 11/1/10            610,863
1,000,000  Federal Home Loan Mortgage Corp., 5.0%, 12/27/07           999,963
935,472    Federal Home Loan Mortgage Corp., 5.0%, 2/1/21             926,282
654,874    Federal Home Loan Mortgage Corp., 5.0%, 9/1/11             652,550
1,000,000  Federal Home Loan Mortgage Corp., 5.4%, 2/28/11           1,000,192
 97,549    Federal Home Loan Mortgage Corp., 5.5%, 9/1/08              97,500
1,000,000  Federal Home Loan Mortgage Corp., 5.6%, 5/22/09           1,001,425
1,980,450  Federal Home Loan Mortgage Corp., 5.75%, 12/15/18         1,992,087
 37,276    Federal Home Loan Mortgage Corp., 6.0%, 3/1/07              37,321
748,642    Federal Home Loan Mortgage Corp., 6.0%, 6/1/09             751,827
 28,837    Federal Home Loan Mortgage Corp., 6.303%, 7/1/18            29,214
1,875,755  Federal Home Loan Mortgage Corp., 6.44%, 10/1/36          1,904,556
2,997,613  Federal Home Loan Mortgage Corp., 6.5%, 10/1/36           3,058,890
 83,303    Federal Home Loan Mortgage Corp., 6.5%, 3/1/11              84,901
 58,986    Federal Home Loan Mortgage Corp., 6.5%, 6/1/17              60,351
161,471    Federal Home Loan Mortgage Corp., 6.5%, 7/1/16             165,274
 50,241    Federal Home Loan Mortgage Corp., 6.5%, 12/01/07            50,557
 18,295    Federal Home Loan Mortgage Corp., 6.533%, 11/1/25           18,565
 11,009    Federal Home Loan Mortgage Corp., 6.571%, 4/1/29            11,106
  4,611    Federal Home Loan Mortgage Corp., 6.837%, 4/1/28             4,707
 26,006    Federal Home Loan Mortgage Corp., 6.888%, 11/1/31           26,269
 13,486    Federal Home Loan Mortgage Corp., 6.985%, 5/1/25            13,770
  4,942    Federal Home Loan Mortgage Corp., 7.035%, 4/1/29             4,995
 14,577    Federal Home Loan Mortgage Corp., 7.142%, 1/1/28            14,967
 18,562    Federal Home Loan Mortgage Corp., 7.295%, 6/1/25            18,704
148,307    Federal Home Loan Mortgage Corp., 7.393%, 11/1/24          151,595
 78,528    Federal Home Loan Mortgage Corp., 7.484%, 2/1/27            80,009
136,526    Federal Home Loan Mortgage Corp., 7.652%, 4/1/25           138,388
 99,436    Federal Home Loan Mortgage Corp., 7.68%, 1/1/25            100,930
 12,182    Federal Home Loan Mortgage Corp., 7.936%, 2/1/33            12,607
 71,457    Federal Home Mortgage Association, 5.5%, 9/1/07             71,361
112,338    Federal National Mortgage Association, 3.5%, 5/25/12       110,849
250,000    Federal National Mortgage Association, 4.0%, 8/8/08        246,699
2,000,000  Federal National Mortgage Association, 4.2%, 8/1/07       1,987,590
555,000    Federal National Mortgage Association, 4.375%, 6/21/10     547,342
2,000,000  Federal National Mortgage Association, 4.375%, 9/7/07     1,988,128
1,500,000  Federal National Mortgage Association, 4.5%, 10/15/08     1,491,891
280,128    Federal National Mortgage Association, 4.5%, 10/25/15      277,574
154,166    Federal National Mortgage Association, 5.0%, 10/1/09       153,944
106,081    Federal National Mortgage Association, 5.0%, 3/1/09        105,929
761,362    Federal National Mortgage Association, 5.0%, 7/1/15        760,304
1,000,000  Federal National Mortgage Association, 5.17%, 2/23/09      999,322
1,000,000  Federal National Mortgage Association, 5.25%, 4/6/11      1,005,928
 49,527    Federal National Mortgage Association, 5.5%, 1/1/12         49,779
922,808    Federal National Mortgage Association, 5.5%, 12/1/35       919,903
2,000,000  Federal National Mortgage Association, 5.65%, 4/10/13     2,007,464
1,000,000  Federal National Mortgage Association, 5.8%, 6/7/11       1,002,180
622,063    Federal National Mortgage Association, 6.0%, 2/1/34        629,664
1,000,000  Federal National Mortgage Association, 6.07%, 5/12/16     1,010,501
882,719    Federal National Mortgage Association, 6.5%, 4/1/29        911,149
 70,053    Federal National Mortgage Association, 6.5%, 6/1/14         71,717
1,151,647  Federal National Mortgage Association, 6.5%, 6/1/15       1,172,677
 50,016    Federal National Mortgage Association, 6.5%, 6/1/16         51,249
128,411    Federal National Mortgage Association, 6.5%, 8/1/17        131,556
925,097    Federal National Mortgage Association, 7.0%, 10/1/19       959,370
642,334    Federal National Mortgage Association, 7.0%, 5/1/12        658,660
633,036    Federal National Mortgage Association, 7.0%, 7/1/17        651,514
1,809,502  Federal National Mortgage Association, 7.0%, 7/1/36       1,860,903
673,525    Federal National Mortgage Association, 7.0%, 8/1/14        689,747
1,471,000  Freddie Mac, 4.0%, 4/15/22                                1,453,228
200,000    Freddie Mac, 4.125%, 8/28/07                               198,560
1,000,000  Freddie Mac, 4.5%, 10/11/07                                995,037
2,000,000  Freddie Mac, 4.625%, 8/15/08                              1,994,524
2,000,000  Freddie Mac, 5.0%, 10/18/10                               1,987,420
 98,993    Freddie Mac, 5.0%, 12/1/2008                                98,280
1,000,000  Freddie Mac, 5.2%, 2/22/10                                 998,807
350,000    Freddie Mac, 5.33%, 2/27/09                                349,767
1,380,321  Freddie Mac, 5.375%, 8/15/11                              1,379,758
1,500,000  Freddie Mac, 5.5%, 6/13/08                                1,503,162
1,000,000  Freddie Mac, 5.6%, 4/25/11                                1,004,699
1,000,000  Freddie Mac, 5.75%, 7/20/11                               1,020,865
665,467    Freddie Mac, 6.0%, 10/15/08                                665,279
2,494,656  Freddie Mac, 6.0%, 3/15/36                                2,513,309
2,000,000  Government National Mortgage Association, 6.0%, 11/15/36  2,032,284
108,677    Government National Mortgage Association, 6.0%, 5/20/13    110,686
190,924    Government National Mortgage Association, 6.5%, 5/15/31    196,955
240,801    Government National Mortgage Association, 6.5%, 7/15/35    247,526
 93,109    Government National Mortgage Association, 7.0%, 11/15/13    96,130
 75,433    Government National Mortgage Association, 7.0%, 1/15/09     76,455
999,320    Government National Mortgage Association, 7.5%, 10/15/36  1,042,512
 15,547    Government National Mortgage Association, 7.5%, 4/15/09     15,851
 15,316    Government National Mortgage Association, 7.5%, 6/15/09     15,616
 18,937    Government National Mortgage Association, 7.5%, 4/15/09     19,308
 64,867    Government National Mortgage Association, 7.5%, 8/15/11     66,950
  7,912    Government National Mortgage Association, 8.0%, 12/15/07     7,974
 70,243    Government National Mortgage Association, 8.0%, 4/15/10     72,641
 36,801    Government National Mortgage Association, 8.0%, 4/15/10     38,057
 55,697    Government National Mortgage Association, 8.0%, 08/15/08    56,703
 97,597    Government National Mortgage Association, 8.0%, 11/15/09   100,159
 12,894    Government National Mortgage Association, 8.5%, 12/15/09    13,379
 25,485    Government National Mortgage Association, 8.5%, 9/15/09     26,444
511,225    U.S. Treasury Inflation Notes, 2.0%, 1/15/16               504,295
1,004,860  U.S. Treasury Inflation Notes, 2.5%, 7/15/16              1,035,123
1,022,400  U.S. Treasury Inflation Protected Security, 2.375%, 4/15  1,028,031
4,000,000  U.S. Treasury Strip Principal, 0.0%, 5/15/07              3,911,092
2,500,000  U.S. Treasury Notes, 3.625%, 6/15/10                      2,432,715
800,000    U.S. Treasury Notes, 3.625%, 6/30/07                       793,719
1,000,000  U.S. Treasury Notes, 3.75%, 3/31/07                        995,703
2,500,000  U.S. Treasury Notes, 4.5%, 2/15/09                        2,496,095
3,500,000  U.S. Treasury Notes, 5.0%, 7/31/08                        3,518,182
                                                                   $ 96,920,211
           Total Government
           (Cost  $96,795,913)                                     $ 96,920,211
           TEMPORARY CASH INVESTMENT
           Repurchase Agreement - 1.4%
2,800,000  UBS Warburg, Inc., 5.27%, dated 11/30/06, repurchase pri$ 2,800,000
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $2,800,000)                                      $ 2,800,000
           TOTAL INVESTMENT IN SECURITIES -99.8%
           (Cost  $198,123,180) (a)                                $ 198,046,980
           OTHER ASSETS AND LIABILITIES -0.2%                      $  321,337
           TOTAL NET ASSETS- 100.0%                                $ 198,368,317

       144ASecurity is exempt from registration under Rule 144A of the Securities Act o

       STEPDebt obligation initially issued at one coupon which converts to another cou

       (a) At November 30, 2006, the net unrealized loss on investments based on cost f

           Aggregate gross unrealized gain for all investments in whi $
326,089

           Aggregate gross unrealized loss for all investments in whi
(402,289)

           Net unrealized loss                                        $
(76,200)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2007

* Print the name and title of each signing officer under his or her signature.